INCOME TAXES (Schedule of Sources and Tax Effects of Differences for Periods) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Sources and tax effects of the differences
Statutory U.S. federal tax rate	39.00%	39.00%
EEffect of increase in valuation allowance	(39.00%)	(39.00%)
Effective income tax rate (as a percent)